Loss on Settlement of Debt (Tables)	9 Months Ended
Sep. 30, 2023
Loss On Settlement Of Debt
Schedule of Deconsolidation on Loss on Settlement of Debt

The transaction is recorded as follows at the date of this transaction:

June 1,
2023

Total due to and due from between Limitless X and Vybe before deconsolidation:
Due to Emblaze One, Inc. by Limitless X	$1,167,011
Interest payable	47,188
Due from Vybe Labs, Inc. by Limitless X	(1,356,750)

Net due to (from)	$(142,551)

Net amount of deconsolidation – Recorded as a Loss on Settlement of Debt	$142,551